LEASES	12 Months Ended
Dec. 31, 2021
Leases
LEASES

NOTE 7 – LEASES

Operating Lease obligations

The UK lease was for our head office in Leeds, England. The premises comprise office space and parking and are for a ten-year term which commenced in May 2017. A tenant lease break clause is available in May 2022 which has not been included in the lease calculations as there is no indication that this would be executed. Lease escalation costs have been included on a fixed rate basis as a practical expedient. The lease includes a provision to return the premises to their original condition on exit, as such an asset retirement obligation has been included in other liabilities of $192 and $165 at December 31, 2021 and 2020, respectively.

The Spanish lease relates to our manufacturing premises in Leon, Spain. The agreement is for a ten-year term which commenced in April 2016 and includes a tenant lease break clause that can be executed after providing six months’ written notice at any point five years from the commencement date, again this break clause has not been included in the lease value as there is no evidence that this will be executed. Lease escalation cost have also been included on a fixed rate basis as a practical expedient. The lease includes the requirement to make certain repairs and as such an asset retirement obligation has been included in other liabilities at $41 and $38 at December 31, 2021 and 2020, respectively.

The existing leases are considered net leases as their non-lease components, such as common area maintenance, are paid separately from rent and based on actual costs incurred. Therefore, such variable non-lease components were not included in the right-of-use asset and liability and are reflected as expenses in the periods incurred.

Operating lease cost was $316 and $311 for the years ended December 31, 2021 and 2020, respectively. Cash paid for amounts included in the measurement of operating lease liabilities was $322 and $301 for the years ended December 31, 2021 and 2020, respectively. Short term lease cost was $186 and $174 for the years ended December 31, 2021 and 2020, respectively. Cash paid for short term leases was $143 and $155 for the years ended December 31, 2021 and 2020, respectively.

	December 31,
	2021	2020
Assets
Right of use assets	$906	$1,129
Liabilities
Current portion of operating lease liabilities	108	94
Long term operating lease liabilities, net	854	1,092
	$962	$1,186
Weighted-average remaining lease term (years)	5	6

Maturities of operating leases liabilities are as follows:

December 31,
2021
2022	$310
2023	326
2024	329
2025	330
2026	235
2027	24
Total lease payments	1,554
Less: Imputed interest	(592)
$962

4D PHARMA PLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)